Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitment And Contingencies [Line Items]
Outstanding warranty insurance receivables	$ 10,047,000	$ 12,489,000
Renewal options	5 years
Rental expense	4,900,000	5,100,000	5,400,000
Operating lease expiration year	2071
Operating leases future commitments	1,870,000
Operating leases guaranteed future payments	11,400,000
Non-refundable cash deposits pertaining to land option contracts	52,200,000
Aggregate purchase price	457,900,000
55 year ground lease [Member]
Commitment And Contingencies [Line Items]
Operating leases, renewal term	10 years
45 year ground lease [Member]
Commitment And Contingencies [Line Items]
Operating leases, renewal term	10 years
Sublease through 2041 [Member]
Commitment And Contingencies [Line Items]
Operating lease expiration year	2041
Operating leases future commitments	60,100,000
Office Leases [Member]
Commitment And Contingencies [Line Items]
Lease term	9 years
Model Homes
Commitment And Contingencies [Line Items]
Rental expense	600,000	700,000	900,000
Lease commitment payable in 2015	205,000
Commercial property [Member] | 55 year ground lease [Member]
Commitment And Contingencies [Line Items]
Number of properties obtained subject to ground leases	2
Commercial property [Member] | 45 year ground lease [Member]
Commitment And Contingencies [Line Items]
Number of properties obtained subject to ground leases	1
Minimum [Member] | Equipment Leases [Member]
Commitment And Contingencies [Line Items]
Lease term	3 years
Minimum [Member] | Model Homes
Commitment And Contingencies [Line Items]
Market lease payment period for fair value and lease	6 months
Maximum [Member] | Equipment Leases [Member]
Commitment And Contingencies [Line Items]
Lease term	4 years
Maximum [Member] | Model Homes
Commitment And Contingencies [Line Items]
Market lease payment period for fair value and lease	3 years
Surety bonds [Member]
Commitment And Contingencies [Line Items]
Outstanding surety bonds	$ 355,200,000	$ 280,600,000